Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

Acquired intangible assets consisted of the following (in thousands, except useful life and weighted average life amounts):

		As of December 31, 2024
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(7,057)	$(2,093)	$3,850	3.0
Developed technology	7	1,650	(1,645)	—	5	0.1
Customer relationships	8.5 - 10	1,360	(1,166)	(18)	176	3.1
Non-compete agreements	5.5	340	(285)	(55)	—	—
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(10,203)	$(2,166)	$4,031

		As of December 31, 2023
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(6,326)	$(1,050)	$5,624	4.0
Developed technology	7	1,650	(1,581)	—	69	1.1
Customer relationships	8.5 - 10	1,360	(1,067)	(9)	284	4.1
Non-compete agreements	5.5	340	(256)	(27)	57	1.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(9,280)	$(1,086)	$6,034

Schedule of Future Estimated Amortization Expense of Acquired Intangible Assets

Future estimated amortization expense is as follows (amounts in thousands):

As of March 31, 2025
2025	$1,801
2026	2,381
2027	2,358
2028	909
2029	907
Thereafter	8,164
Total amortization expense	$16,520

Future estimated amortization expense is as follows (amounts in thousands):

As of December 31, 2024
2025	$1,369
2026	1,341
2027	1,319
2028	2
2029	—
Thereafter	—
Total amortization expense	$4,031